Property and Equipment, Net	6 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of
	December 31, 2024	June 30, 2024
	USD	USD
Office equipment and computers	84,605	1,105,814
Transportation equipment	284,680	302,809
Building	2,655,296	2,670,908
Leasehold improvements	959,696	963,936
Total	3,984,277	5,043,467
Less: accumulated depreciation	(1,449,853)	(1,443,921)
Property and equipment, net	2,534,424	3,599,546

Depreciation expenses were $159,562. Accumulated depreciation transferred out due to disposal of a subsidiary was $147,071, and currency translation difference were $6,559 for the six months ended December 31, 2024.

Depreciation expenses were $479,995. Accumulated depreciation transferred out from plant and equipment’s disposal was $5,908, and currency translation difference were $25,805 for the six months ended December 31, 2023. Loss from disposal of plant and equipment was $5,137 for the six months ended December 31, 2023.

As of December 31, 2024, the building, owned by the Group, for which the carrying value was $2,411,086, was pledged as collateral to secure long-term bank loans dated November 24, 2023 and November 27, 2023, from Industrial and Commercial Bank of China (Note 11).